Employee benefit expenses	12 Months Ended
Jun. 30, 2023
Employee benefit expenses
Employee benefit expenses
7	Employee benefit expenses

7.1Employee benefit expenses and average number of people employed

	2023	2022	2021
	£’000	£’000	£’000
Wages and salaries (including bonuses)	(288,451)	(338,503)	(283,463)
Social security costs	(35,057)	(40,881)	(33,773)
Share-based payments (Note 28)	(3,386)	(1,026)	(2,002)
Pension costs - defined contribution schemes (Note 29.2)	(4,480)	(3,731)	(3,362)
	(331,374)	(384,141)	(322,600)

Details of the pension arrangements offered by the Company and the Group are disclosed in Note 29.

The average number of employees during the year, including directors, was as follows:

	2023	2022	2021
	Number	Number	Number
By activity:
Football – men’s and women’s players	131	124	118
Football - technical and coaching	192	189	176
Commercial	160	151	131
Media	104	94	90
Administration and other	525	477	468
Average number of employees	1,112	1,035	983

The Group also employs approximately 2,517 temporary staff to perform, among other things, catering, security, ticketing, hospitality and marketing services during Matchdays at Old Trafford (2022: 1,045; 2021: 945), the costs of which are included in the employee benefit expense above.

7.2Key management compensation

Key management includes directors (executive and non-executive) of the Company. The compensation paid or payable to key management for employee services, which is included in the employee benefit expense table above, is shown below:

	2023	2022	2021
	£’000	£’000	£’000
Short-term employee benefits	(4,838)	(6,893)	(8,326)
Share-based payments	(2,349)	(284)	(1,125)
Post-employment benefits	(8)	(8)	(5)
	(7,195)	(7,185)	(9,456)